Related Party Balances and Transactions - Schedule of Amount Due from a Director (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Amount Due from a Director [Line Items]
Nature of transactions	Total
Amount due from a director	$ 145,166			$ 18,550	$ 992,026
Mr. Ching [Member]
Schedule of Amount Due from a Director [Line Items]
Relationship	Mr. Ching is a director of Pure Beauty
Nature of transactions	The receivable represented payments made on behalf of the director and shareholder by Pure Beauty. The loan agreement provides that borrowings are interest-free and are payable on demand. The amount was wholly settled in cash subsequently on June 28, 2024.
Amount due from a director	$ 145,166			$ 18,550	$ 992,026